NET INVESTMENT IN DIRECT FINANCING LEASES (Schedule of Future Minimum Lease Payments) (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2019	¥ 31,884	$ 4,637
2020	16,204	2,357
2021	15,087	2,194
2022	13,969	2,032
2023	3,076	447
Above 5 years	¥ 2,859	$ 416